SELECTED STATEMENT OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2025
Selected Statement of Operations Data [Abstract]
Schedule of Revenues Classified By Product Lines
	Years Ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3
	U.S. dollars in thousands

Product line “A”	$9,622	$11,765	$11,497
Product line “B”	2,971	1,851	2,127
Product line “C”	6,864	7,830	7,988
	$19,457	$21,446	$21,612

Schedule of Geographical Revenues Classified By Geographical Location of the Customers
	Years Ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3
	U.S. dollars in thousands

Europe	$11,425	$11,402	$11,633
The Americas	6,687	8,508	7,897
Israel	948	1,061	920
Other	397	475	1,162
	$19,457	$21,446	$21,612

Schedule of Financial Income, Net
	Years Ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$475	$750	$737
Non-dollar currency gains, net	255	-	50
Unrealized gain from marketable securities	7	11	8
Other financial income	-	9	9
	737	770	804
Expenses:
Non-dollar currency losses, net	-	(159)	-
Bank commissions and charges	(33)	(24)	(27)
Other financial expenses	(23)	-	-
	(56)	(183)	(27)
	$681	$587	$777

Schedule of Earnings per Ordinary Share EPS
	Years Ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3
	In thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	20,466	20,297	20,163
Incremental shares from assumed exercise of options	162	284	308
Weighted average number of shares used in computation of diluted EPS	20,628	20,581	20,471